Deferred Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenu
e
.

	For the Three Months Ended March 31,
	2020	2021
Deferred revenue—beginning of the period	85,498	308,384
Additions	343,192	2,570,496
Recognition	(331,130)	(2,545,404)

Deferred revenue—end of the period	97,560	333,476

The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2018	2019	2020
Deferred revenue - beginning of year	—	2,366	85,498
Additions	4,211	1,865,564	5,297,728
Recognition	(1,845)	(1,782,432)	(5,074,842)

Deferred revenue - end of year	2,366	85,498	308,384